NET INCOME PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Basic:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Basic net income per share	$0.20	$0.13	$0.26	$0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Restricted stock and phantom equity awards	2,191,494	—	1,047,307	—
Warrant	5,976,274	—	5,599,350	—
Diluted weighted-average shares outstanding	131,127,197	89,515,617	119,600,082	89,515,617
Diluted net income per share	$0.19	$0.13	$0.24	$0.23